DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Abstract]
Disclosure of earnings per share [text block]
NOTE 26. DISTRIBUTABLE NET Profit AND EARNINGS PER SHARE

Distributable net profit

As a general policy, the Board of Directors of Arauco agreed that the net profit to be distributed as dividend is determined based on realized net gains/(losses) of any relevant variations in the value of unrealized assets and liabilities, which are excluded from the calculation of net profit during the period such changes are made.

As a result of the foregoing, for purposes of determining the distributable net profit of the Company, which is the same considered for calculating the minimum dividend required and additional dividend, the following unrealized gains/losses are excluded from the net profit for the year:

1)
Unrealized gains/losses relating to the fair value recorded for forestry assets under IAS 41, adding them back to distributable net profit when they are realized through sale or disposed of by other means.

2)	Those generated through the acquisition of entities. These results will be added back to net profit when they are realized through sale.

The deferred taxes associated with the amounts described in 1) and 2) above are also excluded.

In 2021, Arauco updated the dividend policy of the Company, establishing that in respect of fiscal year 2021, it will be distributed among the shareholders an amount equivalent to the 40% of the net profit for such year capable of being distributed as dividends, excluding from the calculation of such net profit the extraordinary benefits that the Company will obtain, through its subsidiary Forestal Arauco S.A., for the sale of assets to Vista Hermosa Inversiones Forestales SpA.

In the movement of consolidated statements of changes in equity was recognized a decrease of ThU.S.$ 437,995 (ThU.S.$ 596,012 as of December 31, 2021), of which ThU.S.$ 370,874 correspond to the provision of 40% of the distributable net
profit for the year 2022 (ThU.S.$ 396,012 for the period of 2021) and ThU.S.$ 67,121 correspond to the difference in the dividend provisioned for the change in policy on profits for year 2021 mentioned later in this Note.

As of December 31, 2022 Arauco in the financial statements recognized the balance of minimum dividend provision of the parent company for ThU.S.$ 186,903 (125,012 as of December 31, 202
1
). In December 2022 Arauco paid a provisional dividend for ThU.S.$ 183,971 (ThU.S.$ 271,000 as November of 2021) decreasing the minimum dividend provision.

In consideration of the profits obtained by the Company during the year 2021, in the Extraordinary Shareholders’ Meeting held on October 12, 2021, it was agreed the distribution of a definitive dividend (eventual dividend) with charge on the fund of retain profits. Generating a provision for ThU.S.$ 200,000, it was paid from October 25, 2021.

On April 8, 2022, our Board of Directors approved an amendment to the abovementioned dividend policy in respect of net income obtained in fiscal year 2021, in order to include in the calculation of the distributable net profit
for such fiscal year the extraordinary profits obtained by the Company for the aforementioned sale of assets
by the subsidiary Forestal Arauco S.A. to Vista Hermosa Inversiones Forestales SpA. The amendment to the dividend policy is based upon the very positive financial results obtained by Arauco during fiscal year 2021, already informed to the market, and its current cash availability.

The aforementioned modification to the Company’s dividend policy only applies for fiscal year 2021. For the eventual profits of the current fiscal year 2022 and for subsequent fiscal years, an amount equivalent to the 40% of the distributable net income for each fiscal year will be distributed as dividends. Nevertheless, the Board of Directors may decide to distribute and pay dividends to the shareholders, to the extent that it expects the year to finalize with positive results and that the Company’s liquidity allows such distribution and payment.

Considering the change in the dividend policy described above, the final dividend paid for the year 2021 increased by ThU.S.$ 67,121 compared to the provision as of December 31, 2021.

The following table details the adjustments made for the determination of distributable net profit as of December 31, 2022 and 2021:

	Distributable net profit
	12-31-2022 ThU.S.$	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Net profit attributable to parent company	704,480	1,030,812	25,843
Adjustments:
Sale of lands	-	(167,802)	-
Biological assets
Unrealized gains (losses)	(12,933)	(79,452)	(183,927)
Realized gains (losses)	327,268	249,441	208,064
Deferred income taxes	(91,629)	(42,970)	(4,684)
Total adjustments	222,706	127,019	19,453
Distributable net profit	927,186	990,029	45,296

Basic and diluted earnings per share

Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Profit or loss attributable to ordinary equity holder of parent	704,480	1,030,812	25,843
Weighted average of number of shares	120,474,350	119,414,435	114,269,961
Basic and diluted earnings per share (in U.S.$ per share)	5.8476	8.6322	(0.2262)